Revenue from Operations (Tables)	12 Months Ended
Mar. 31, 2020
Revenue [Abstract]
Summary of Revenue

Revenues for fiscal 2020, 2019 and 2018 are as follows:

(Dollars in millions)
	Year ended March 31,
Particulars	2020	2019	2018
Revenue from software services	12,003	11,184	10,371
Revenue from products and platforms	777	615	568
	12,780	11,799	10,939

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top customer and top ten customers:

	(In %)
	Year ended March 31,
	2020	2019	2018
Revenue from top customer	3.1	3.6	3.4
Revenue from top ten customers	19.2	19.0	19.3

The table below presents disaggregated revenues from contracts with customers by geography and offerings for each of our business segments. The Group believes this disaggregation best depicts how the nature, amount, timing and uncertainty of revenues and cash flows are affected by industry, market and other economic factors.

Year ended March 31, 2020							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,358	1,298	1,033	908	722	920	537	79	7,855
Europe	842	558	271	592	503	27	267	25	3,085
India	184	7	27	2	12	29	6	66	333
Rest of the world	645	113	356	150	48	5	12	178	1,507
Total	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780
Revenue by offerings
Digital	1,626	867	681	631	489	357	260	97	5,008
Core	2,403	1,109	1,006	1,021	796	624	562	251	7,772
Total	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780

Year ended March 31, 2019							(Dollars in millions)
	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,290	1,255	796	838	619	844	438	61	7,141
Europe	698	548	271	507	499	15	287	22	2,847
India	172	3	8	—	12	20	2	75	292
Rest of the world	618	129	413	138	33	3	16	169	1,519
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799
Revenue by offerings
Digital	1,180	673	516	437	347	297	185	50	3,685
Core	2,598	1,262	972	1,046	816	585	558	277	8,114
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799

(1)	Financial Services include enterprises in Financial Services and Insurance
(2)	Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)	Communication includes enterprises in Communication, Telecom OEM and Media
(4)	Life Sciences includes enterprises in Life sciences and Health care
(5)	Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services
*	Geographical revenues are based on the domicile of customer.

Summary of Unbilled Revenue
		(Dollars in millions)
Particulars	As at
	March 31, 2020	March 31, 2019
Unbilled financial asset (1)	369	303
Unbilled non financial asset (2)	572	474
	941	777

(1)	Right to consideration is unconditional and is due only after a passage of time.
(2)	Right to consideration is dependent on completion of contractual milestones.